UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-01435

AMCAP Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: February 28 or 29

Date of reporting period: August 31, 2020

Brian D. Bullard

AMCAP Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

AMCAP Fund®

Semi-annual report for the six months ended August 31, 2020

We take a disciplined, long-term approach
to investing in growth companies

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

AMCAP Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2020 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	13.28%	12.14%	12.87%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.69% for Class A shares as of the prospectus dated May 1, 2020. The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for AMCAP Fund for the periods ended August 31, 2020, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/AMCPX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

For periods ended August 31, 2020, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 5/1/67)

AMCAP Fund (Class A shares)	19.06%	23.67%	13.26%	14.99%	11.65%
Standard & Poor’s 500 Composite Index*	19.63	21.94	14.46	15.16	10.23

*	Source: S&P Dow Jones Indices LLC. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

AMCAP Fund	1

Summary investment portfolio August 31, 2020	unaudited

Industry sector diversification	Percent of net assets

Common stocks 93.85%	Shares	Value (000)
Health care 21.95%
Abbott Laboratories	22,196,549	$2,429,856
UnitedHealth Group Inc.	6,213,767	1,942,113
Thermo Fisher Scientific Inc.	3,468,491	1,487,913
Amgen Inc.	4,822,064	1,221,525
Gilead Sciences, Inc.	15,418,196	1,029,165
BioMarin Pharmaceutical Inc.[1,2]	10,389,733	810,711
PerkinElmer, Inc.[1]	6,661,453	784,186
Humana Inc.	1,560,877	648,029
Zimmer Biomet Holdings, Inc.	3,966,776	558,839
Centene Corp.[2]	8,239,708	505,259
Edwards Lifesciences Corp.[2]	5,863,251	503,301
Stryker Corp.	2,237,391	443,361
Zoetis Inc., Class A	2,690,866	430,808
Insulet Corp.[2]	1,927,372	420,649
Eli Lilly and Company	2,750,015	408,075
Other securities		2,857,600
		16,481,390

Information technology 21.82%
Microsoft Corp.	13,952,681	3,146,748
Broadcom Inc.	4,918,697	1,707,526
Mastercard Inc., Class A	3,522,761	1,261,818
ASML Holding NV	2,951,801	1,107,132
Autodesk, Inc.[2]	4,057,194	996,853
PayPal Holdings, Inc.[2]	4,809,227	981,756
FleetCor Technologies, Inc.[2]	2,919,098	734,007
ServiceNow, Inc.[2]	1,221,959	589,009
Accenture PLC, Class A	2,240,000	537,443
Ceridian HCM Holding Inc.[2]	6,417,919	510,353
Adobe Inc.[2]	827,530	424,846
Other securities		4,391,561
		16,389,052

2	AMCAP Fund

	Shares	Value (000)
Communication services 16.19%
Netflix, Inc.[2]	6,230,417	$3,299,380
Facebook, Inc., Class A2	9,620,645	2,820,773
Alphabet Inc., Class C2	731,313	1,195,097
Alphabet Inc., Class A2	718,476	1,170,778
Activision Blizzard, Inc.	10,904,721	910,762
Comcast Corp., Class A	16,214,846	726,587
Tencent Holdings Ltd.	9,782,318	669,598
Charter Communications, Inc., Class A2	1,035,225	637,295
Other securities		729,036
		12,159,306

Consumer discretionary 9.80%
Amazon.com, Inc.[2]	653,682	2,255,830
Alibaba Group Holding Ltd.[2]	19,261,248	702,831
NIKE, Inc., Class B	5,805,102	649,533
Hilton Worldwide Holdings Inc.	6,043,982	546,134
Other securities		3,205,343
		7,359,671

Industrials 8.95%
Old Dominion Freight Line, Inc.	5,305,177	1,072,601
CSX Corp.	11,685,999	893,512
TransDigm Group Inc.	1,287,969	643,559
Northrop Grumman Corp.	1,485,732	509,027
Other securities		3,603,018
		6,721,717

Consumer staples 4.43%
Constellation Brands, Inc., Class A	4,007,145	739,238
Costco Wholesale Corp.	1,896,525	659,346
Lamb Weston Holdings, Inc.	6,643,700	417,557
Philip Morris International Inc.	4,982,635	397,564
Other securities		1,116,061
		3,329,766

Financials 4.39%
S&P Global Inc.	1,691,623	619,845
Aon PLC, Class A	2,454,269	490,829
JPMorgan Chase & Co.	4,226,832	423,486
Other securities		1,758,861
		3,293,021

Energy 3.05%
EOG Resources, Inc.	26,175,251	1,186,786
Concho Resources Inc.	8,725,322	453,542
Other securities		649,041
		2,289,369

Real estate 1.69%
Equinix, Inc. REIT	582,763	460,254
Other securities		805,293
		1,265,547

AMCAP Fund	3

Common stocks (continued)	Shares	Value (000)
Other 1.58%
Other securities		$1,186,984

Total common stocks (cost: $40,033,532,000)		70,475,823

Short-term securities 6.24%
Money market investments 6.24%
Capital Group Central Cash Fund 0.14%[1,3]	46,889,956	4,689,464

Total short-term securities (cost: $4,688,659,000)		4,689,464
Total investment securities 100.09% (cost: $44,722,191,000)		75,165,287
Other assets less liabilities (0.09)%		(70,375)

Net assets 100.00%		$75,094,912

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates1

	Value of affiliates at 3/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)
Common stocks 2.94%
Health care 2.48%
BioMarin Pharmaceutical Inc.[2]	$960,131	$10,145	$35,472	$3,859
PerkinElmer, Inc.	558,941	14,076	304	195
Integra LifeSciences Holdings Corp.[2]	289,389	—	102	5
Industrials 0.46%
Woodward, Inc.	268,898	96,964	146	36
Old Dominion Freight Line, Inc.[4]	950,728	—	268,789	51,734
Energy 0.00%
Concho Resources Inc.[4]	692,451	—	78,874	(67,612)
Short-term securities 6.24%
Money market investments 6.24%
Capital Group Central Cash Fund 0.14%[3]	5,191,122	4,576,533	5,082,215	10,061
				$(1,722)

4	AMCAP Fund

	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 8/31/2020 (000)	Dividend income (000)
Common stocks 2.94%
Health care 2.48%
BioMarin Pharmaceutical Inc.[2]	$(127,952)	$810,711	$—
PerkinElmer, Inc.	211,278	784,186	933
Integra LifeSciences Holdings Corp.[2]	(23,945)	265,347	—
		1,860,244
Industrials 0.46%
Woodward, Inc.	(19,350)	346,402	657
Old Dominion Freight Line, Inc.[4]	338,928	—	1,972
		346,402
Energy 0.00%
Concho Resources Inc.[4]	(92,423)	—	3,665
Total common stocks		2,206,646
Short-term securities 6.24%
Money market investments 6.24%
Capital Group Central Cash Fund 0.14%[3]	(6,037)	4,689,464	13,252
Total 9.18%	$280,499	$6,896,110	$20,479

[1]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 8/31/2020.
[4]	Unaffiliated issuer at 8/31/2020.

See notes to financial statements.

AMCAP Fund	5

Financial statements

Statement of assets and liabilities	unaudited
at August 31, 2020	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $38,400,653)	$68,269,177
Affiliated issuers (cost: $6,321,538)	6,896,110	$75,165,287
Cash		76
Cash denominated in currencies other than U.S. dollars (cost: $1)		1
Receivables for:
Sales of fund’s shares	75,546
Dividends	46,344
Other	1,363	123,253
		75,288,617
Liabilities:
Payables for:
Purchases of investments	87,299
Repurchases of fund’s shares	67,659
Investment advisory services	18,422
Services provided by related parties	13,192
Trustees’ deferred compensation	1,961
Other	5,172	193,705
Net assets at August 31, 2020		$75,094,912

Net assets consist of:
Capital paid in on shares of beneficial interest		$44,141,585
Total distributable earnings		30,953,327
Net assets at August 31, 2020		$75,094,912

See notes to financial statements.

6	AMCAP Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,040,521 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$35,660,617	968,202		$36.83
Class C	1,237,753	39,212		31.57
Class T	13	—	*	36.91
Class F-1	1,325,240	36,331		36.48
Class F-2	8,791,653	236,579		37.16
Class F-3	4,531,728	122,601		36.96
Class 529-A	2,302,670	63,342		36.35
Class 529-C	116,195	3,661		31.74
Class 529-E	86,292	2,451		35.20
Class 529-T	16	—	*	36.89
Class 529-F-1	173,367	4,719		36.74
Class R-1	73,086	2,243		32.58
Class R-2	690,131	21,184		32.58
Class R-2E	73,162	2,020		36.22
Class R-3	1,100,929	31,066		35.44
Class R-4	950,753	26,068		36.47
Class R-5E	107,528	2,913		36.92
Class R-5	591,044	15,765		37.49
Class R-6	17,282,735	462,164		37.40

*	Amount less than one thousand.

See notes to financial statements.

AMCAP Fund	7

Statement of operations	unaudited
for the six months ended August 31, 2020	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $2,455; also includes $20,479 from affiliates)	$335,902
Interest	194	$336,096
Fees and expenses*:
Investment advisory services	99,513
Distribution services	57,000
Transfer agent services	25,236
Administrative services	10,027
Reports to shareholders	1,022
Registration statement and prospectus	705
Trustees’ compensation	280
Auditing and legal	123
Custodian	481
Other	777	195,164
Net investment income		140,932

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $370):
Unaffiliated issuers	394,059
Affiliated issuers	(1,722)
In-kind redemptions	14,778
Currency transactions	(303)	406,812
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $4,785):
Unaffiliated issuers	11,290,082
Affiliated issuers	280,499
Currency translations	188	11,570,769
Net realized gain and unrealized appreciation		11,977,581

Net increase in net assets resulting from operations		$12,118,513

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

8	AMCAP Fund

Statements of changes in net assets
(dollars in thousands)

	Six months ended August 31, 2020*	Year ended February 29, 2020
Operations:
Net investment income	$140,932	$523,924
Net realized gain	406,812	3,891,967
Net unrealized appreciation	11,570,769	310,422
Net increase in net assets resulting from operations	12,118,513	4,726,313

Distributions paid to shareholders	(1,187,592)	(3,402,053)

Net capital share transactions	(664,250)	(1,275,135)

Total increase in net assets	10,266,671	49,125

Net assets:
Beginning of period	64,828,241	64,779,116
End of period	$75,094,912	$64,828,241

*	Unaudited.

See notes to financial statements.

AMCAP Fund	9

Notes to financial statements	unaudited

1. Organization

AMCAP Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%[1]	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years[2]
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[3]
Class 529-E	None	None	None
Classes T and 529-T4	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
[1]	Up to 3.50% for Class 529-A shares purchased on or after June 30, 2020.
[2]	Effective June 30, 2020, Class C converts to Class A after 8 years.
[3]	Effective June 30, 2020, Class 529-C converts to Class 529-A after 5 years.
[4]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

10	AMCAP Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains/losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

AMCAP Fund	11

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m.

New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

12	AMCAP Fund

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

AMCAP Fund	13

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At August 31, 2020, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

14	AMCAP Fund

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

AMCAP Fund	15

As of and during the period ended August 31, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of February 29, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed long-term capital gains	$1,187,555

As of August 31, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$32,336,472
Gross unrealized depreciation on investments	(1,955,491)
Net unrealized appreciation on investments	30,380,981
Cost of investments	44,784,306

16	AMCAP Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended August 31, 2020					Year ended February 29, 2020
Share class	Ordinary income	Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$—	$558,676		$558,676		$167,748		$1,394,275		$1,562,023
Class C	—	26,540		26,540		—		70,449		70,449
Class T	—	—	*	—	*	—	*	—	*	—	*
Class F-1	—	22,131		22,131		6,587		64,814		71,401
Class F-2	—	135,771		135,771		55,745		345,782		401,527
Class F-3	—	72,033		72,033		32,635		179,285		211,920
Class 529-A	—	35,095		35,095		9,661		87,108		96,769
Class 529-C	—	4,516		4,516		—		11,851		11,851
Class 529-E	—	1,470		1,470		276		3,767		4,043
Class 529-T	—	—	*	—	*	—	*	1		1
Class 529-F-1	—	2,745		2,745		1,057		6,804		7,861
Class R-1	—	1,334		1,334		—		3,837		3,837
Class R-2	—	12,248		12,248		—		31,411		31,411
Class R-2E	—	1,216		1,216		112		3,078		3,190
Class R-3	—	18,262		18,262		2,661		48,758		51,419
Class R-4	—	15,726		15,726		4,849		45,775		50,624
Class R-5E	—	1,565		1,565		436		2,544		2,980
Class R-5	—	9,559		9,559		5,516		34,247		39,763
Class R-6	—	268,705		268,705		120,128		660,856		780,984
Total	$—	$1,187,592		$1,187,592		$407,411		$2,994,642		$3,402,053

*	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.485% on the first $1 billion of daily net assets and decreasing to 0.277% on such assets in excess of $71 billion. For the six months ended August 31, 2020, the investment advisory services fee was $99,513,000, which was equivalent to an annualized rate of 0.298% of average daily net assets.

AMCAP Fund	17

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2020, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

18	AMCAP Fund

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

AMCAP Fund	19

For the six months ended August 31, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$39,424	$15,537		$4,731		Not applicable
Class C	6,168	622		187		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	1,574	840		191		Not applicable
Class F-2	Not applicable	4,417		1,160		Not applicable
Class F-3	Not applicable	128		610		Not applicable
Class 529-A	2,291	887		298		$617
Class 529-C	911	94		28		58
Class 529-E	195	18		12		25
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	70		23		48
Class R-1	336	36		10		Not applicable
Class R-2	2,305	1,069		92		Not applicable
Class R-2E	201	69		10		Not applicable
Class R-3	2,491	761		149		Not applicable
Class R-4	1,104	449		133		Not applicable
Class R-5E	Not applicable	66		13		Not applicable
Class R-5	Not applicable	140		83		Not applicable
Class R-6	Not applicable	33		2,297		Not applicable
Total class-specific expenses	$57,000	$25,236		$10,027		$748

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $280,000 in the fund’s statement of operations reflects $216,000 in current fees (either paid in cash or deferred) and a net increase of $64,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

20	AMCAP Fund

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended August 31, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $647,292,000 and $413,222,000, respectively, which generated $46,294,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended August 31, 2020.

AMCAP Fund	21

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended August 31, 2020

Class A	$1,703,985	54,076	$550,433		16,421		$(2,355,816)	(75,631)	$(101,398)	(5,134)
Class C	81,647	3,038	26,357		916		(358,101)	(12,596)	(250,097)	(8,642)
Class T	—	—	—		—		—	—	—	—
Class F-1	65,899	2,126	21,579		650		(288,505)	(9,148)	(201,027)	(6,372)
Class F-2	1,319,940	41,012	131,792		3,899		(1,458,963)	(46,514)	(7,231)	(1,603)
Class F-3	506,217	15,945	71,348		2,123		(677,221)	(21,279)	(99,656)	(3,211)
Class 529-A	222,106	6,742	35,081		1,060		(171,425)	(5,322)	85,762	2,480
Class 529-C	10,846	404	4,515		156		(146,373)	(4,949)	(131,012)	(4,389)
Class 529-E	4,255	142	1,469		46		(10,648)	(341)	(4,924)	(153)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	11,785	371	2,745		82		(17,674)	(552)	(3,144)	(99)
Class R-1	5,071	181	1,332		45		(12,029)	(427)	(5,626)	(201)
Class R-2	75,345	2,691	12,237		412		(97,716)	(3,535)	(10,134)	(432)
Class R-2E	7,566	244	1,216		37		(12,976)	(421)	(4,194)	(140)
Class R-3	100,971	3,322	18,239		565		(165,061)	(5,448)	(45,851)	(1,561)
Class R-4	75,764	2,424	15,719		474		(184,512)	(5,908)	(93,029)	(3,010)
Class R-5E	23,647	769	1,561		47		(10,611)	(335)	14,597	481
Class R-5	40,782	1,277	9,558		280		(117,665)	(3,667)	(67,325)	(2,110)
Class R-6	1,757,507	55,096	267,467		7,867		(1,764,935)	(52,807)	260,039	10,156
Total net increase (decrease)	$6,013,333	189,860	$1,172,648		35,080		$(7,850,231)	(248,880)	$(664,250)	(23,940)

22	AMCAP Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended February 29, 2020

Class A	$2,237,044	69,093	$1,537,266	46,377		$(3,944,952)	(121,405)	$(170,642)	(5,935)
Class C	147,881	5,279	69,907	2,443		(389,037)	(13,892)	(171,249)	(6,170)
Class T	—	—	—	—		—	—	—	—
Class F-1	150,135	4,712	69,754	2,127		(557,741)	(17,422)	(337,852)	(10,583)
Class F-2	1,763,949	54,151	388,528	11,633		(2,172,332)	(66,291)	(19,855)	(507)
Class F-3	1,088,897	33,590	209,842	6,318		(911,177)	(27,889)	387,562	12,019
Class 529-A	192,418	5,998	96,740	2,956		(308,256)	(9,600)	(19,098)	(646)
Class 529-C	25,203	891	11,848	411		(69,560)	(2,457)	(32,509)	(1,155)
Class 529-E	7,645	247	4,041	127		(14,774)	(475)	(3,088)	(101)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	25,023	770	7,861	238		(28,304)	(871)	4,580	137
Class R-1	8,723	303	3,827	130		(35,382)	(1,220)	(22,832)	(787)
Class R-2	134,489	4,640	31,384	1,063		(191,650)	(6,611)	(25,777)	(908)
Class R-2E	19,847	620	3,190	98		(17,805)	(560)	5,232	158
Class R-3	201,185	6,408	51,337	1,607		(443,318)	(14,173)	(190,796)	(6,158)
Class R-4	161,212	5,029	50,586	1,542		(470,201)	(14,450)	(258,403)	(7,879)
Class R-5E	60,248	1,850	2,979	90		(17,071)	(523)	46,156	1,417
Class R-5	82,824	2,542	39,750	1,183		(622,676)	(18,796)	(500,102)	(15,071)
Class R-6	2,075,266	63,926	780,668	23,249		(2,822,397)	(85,014)	33,537	2,161
Total net increase (decrease)	$8,381,989	260,049	$3,359,509	101,592		$(13,016,633)	(401,649)	$(1,275,135)	(40,008)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $9,759,693,000 and $10,770,168,000, respectively, during the six months ended August 31, 2020.

AMCAP Fund	23

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
8/31/2020[5,6]	$31.47	$.05	$5.89	$5.94
2/29/2020	30.87	.22	2.03	2.25
2/28/2019	33.07	.21	.63	.84
2/28/2018	28.82	.18	5.76	5.94
2/28/2017	24.47	.16	5.23	5.39
2/29/2016	29.03	.10	(2.36)	(2.26)
Class C:
8/31/2020[5,6]	27.15	(.06)	5.06	5.00
2/29/2020	26.88	(.02)	1.76	1.74
2/28/2019	29.23	(.04)	.55	.51
2/28/2018	25.74	(.06)	5.11	5.05
2/28/2017	22.02	(.05)	4.69	4.64
2/29/2016	26.57	(.11)	(2.14)	(2.25)
Class T:
8/31/2020[5,6]	31.50	.09	5.90	5.99
2/29/2020	30.88	.30	2.03	2.33
2/28/2019	33.07	.28	.63	.91
2/28/2018[5,11]	28.79	.23	5.80	6.03
Class F-1:
8/31/2020[5,6]	31.18	.05	5.83	5.88
2/29/2020	30.59	.21	2.00	2.21
2/28/2019	32.78	.19	.62	.81
2/28/2018	28.58	.16	5.71	5.87
2/28/2017	24.27	.14	5.19	5.33
2/29/2016	28.83	.09	(2.35)	(2.26)
Class F-2:
8/31/2020[5,6]	31.71	.09	5.94	6.03
2/29/2020	31.08	.30	2.04	2.34
2/28/2019	33.27	.28	.63	.91
2/28/2018	28.98	.24	5.79	6.03
2/28/2017	24.60	.22	5.26	5.48
2/29/2016	29.11	.16	(2.37)	(2.21)
Class F-3:
8/31/2020[5,6]	31.53	.11	5.90	6.01
2/29/2020	30.90	.33	2.04	2.37
2/28/2019	33.09	.31	.62	.93
2/28/2018	28.83	.27	5.76	6.03
2/28/2017[5,12]	28.36	.02	.45	.47

24	AMCAP Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]

$—	$(.58)	$(.58)	$36.83	19.06%[7]		$35,661		.68%[8]		.68%[8]		.32%[8]
(.18)	(1.47)	(1.65)	31.47	7.03		30,635		.68		.68		.69
(.18)	(2.86)	(3.04)	30.87	3.35		30,234		.66		.66		.65
(.13)	(1.56)	(1.69)	33.07	21.10		30,196		.67		.67		.58
(.12)	(.92)	(1.04)	28.82	22.38		27,269		.68		.68		.59
—	(2.30)	(2.30)	24.47	(8.34)		23,786		.67		.67		.38

—	(.58)	(.58)	31.57	18.63	[7]	1,238		1.42	[8]	1.42	[8]	(.41)[8]
—	(1.47)	(1.47)	27.15	6.21		1,299		1.43		1.43		(.07)
—	(2.86)	(2.86)	26.88	2.56		1,452		1.45		1.45		(.14)
—	(1.56)	(1.56)	29.23	20.13		1,526		1.47		1.47		(.22)
—	(.92)	(.92)	25.74	21.42		1,503		1.49		1.49		(.22)
—	(2.30)	(2.30)	22.02	(9.10)		1,386		1.48		1.48		(.44)

—	(.58)	(.58)	36.91	19.20	[7,9]	—	[10]	.43	[8,9]	.43	[8,9]	.58	[8,9]
(.24)	(1.47)	(1.71)	31.50	7.29	[9]	—	[10]	.44	[9]	.44	[9]	.92	[9]
(.24)	(2.86)	(3.10)	30.88	3.59	[9]	—	[10]	.45	[9]	.45	[9]	.86	[9]
(.19)	(1.56)	(1.75)	33.07	21.46	[7,9]	—	[10]	.45	[8,9]	.45	[8,9]	.81	[8,9]

—	(.58)	(.58)	36.48	19.05	[7]	1,325		.72	[8]	.72	[8]	.30	[8]
(.15)	(1.47)	(1.62)	31.18	6.98		1,332		.72		.72		.65
(.14)	(2.86)	(3.00)	30.59	3.29		1,630		.73		.73		.58
(.11)	(1.56)	(1.67)	32.78	21.02		2,162		.74		.74		.52
(.10)	(.92)	(1.02)	28.58	22.31		2,303		.75		.75		.53
—	(2.30)	(2.30)	24.27	(8.40)		2,448		.73		.73		.31

—	(.58)	(.58)	37.16	19.21	[7]	8,792		.45	[8]	.45	[8]	.55	[8]
(.24)	(1.47)	(1.71)	31.71	7.26		7,554		.45		.45		.91
(.24)	(2.86)	(3.10)	31.08	3.56		7,419		.47		.47		.85
(.18)	(1.56)	(1.74)	33.27	21.31		6,107		.47		.47		.79
(.18)	(.92)	(1.10)	28.98	22.66		6,251		.48		.48		.79
—	(2.30)	(2.30)	24.60	(8.14)		3,593		.47		.47		.57

—	(.58)	(.58)	36.96	19.25	[7]	4,532		.34	[8]	.34	[8]	.66	[8]
(.27)	(1.47)	(1.74)	31.53	7.39		3,967		.35		.35		1.01
(.26)	(2.86)	(3.12)	30.90	3.68		3,517		.36		.36		.95
(.21)	(1.56)	(1.77)	33.09	21.44		3,121		.37		.37		.85
—	—	—	28.83	1.66	[7]	3		.03	[7]	.03	[7]	.09	[7]

See end of table for footnotes.

AMCAP Fund	25

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
8/31/2020[5,6]	$31.08	$.05	$5.80	$5.85
2/29/2020	30.51	.20	2.00	2.20
2/28/2019	32.71	.18	.64	.82
2/28/2018	28.54	.15	5.70	5.85
2/28/2017	24.24	.13	5.19	5.32
2/29/2016	28.81	.08	(2.35)	(2.27)
Class 529-C:
8/31/2020[5,6]	27.31	(.06)	5.07	5.01
2/29/2020	27.03	(.03)	1.78	1.75
2/28/2019	29.39	(.05)	.55	.50
2/28/2018	25.89	(.07)	5.13	5.06
2/28/2017	22.15	(.07)	4.73	4.66
2/29/2016	26.73	(.13)	(2.15)	(2.28)
Class 529-E:
8/31/2020[5,6]	30.14	.01	5.63	5.64
2/29/2020	29.65	.13	1.94	2.07
2/28/2019	31.89	.11	.61	.72
2/28/2018	27.87	.08	5.56	5.64
2/28/2017	23.70	.07	5.06	5.13
2/29/2016	28.28	.01	(2.29)	(2.28)
Class 529-T:
8/31/2020[5,6]	31.49	.09	5.89	5.98
2/29/2020	30.88	.29	2.02	2.31
2/28/2019	33.06	.26	.64	.90
2/28/2018[5,11]	28.79	.21	5.80	6.01
Class 529-F-1:
8/31/2020[5,6]	31.37	.08	5.87	5.95
2/29/2020	30.76	.28	2.03	2.31
2/28/2019	32.96	.26	.63	.89
2/28/2018	28.74	.22	5.73	5.95
2/28/2017	24.40	.19	5.23	5.42
2/29/2016	28.92	.13	(2.35)	(2.22)
Class R-1:
8/31/2020[5,6]	28.01	(.06)	5.21	5.15
2/29/2020	27.69	(.02)	1.81	1.79
2/28/2019	30.03	(.04)	.56	.52
2/28/2018	26.41	(.06)	5.24	5.18
2/28/2017	22.56	(.05)	4.82	4.77
2/29/2016	27.16	(.11)	(2.19)	(2.30)

26	AMCAP Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]

$—	$(.58)	$(.58)	$36.35	19.01%[7]		$2,303		.72%[8]		.72%[8]		.29%[8]
(.16)	(1.47)	(1.63)	31.08	6.97		1,891		.72		.72		.64
(.16)	(2.86)	(3.02)	30.51	3.31		1,876		.74		.74		.57
(.12)	(1.56)	(1.68)	32.71	20.99		1,863		.74		.74		.51
(.10)	(.92)	(1.02)	28.54	22.31		1,528		.77		.77		.50
—	(2.30)	(2.30)	24.24	(8.44)		1,264		.77		.77		.28

—	(.58)	(.58)	31.74	18.56	[7]	116		1.47	[8]	1.47	[8]	(.43)[8]
—	(1.47)	(1.47)	27.31	6.21		220		1.47		1.47		(.10)
—	(2.86)	(2.86)	27.03	2.51		249		1.49		1.49		(.17)
—	(1.56)	(1.56)	29.39	20.05		277		1.52		1.52		(.26)
—	(.92)	(.92)	25.89	21.39		345		1.54		1.54		(.27)
—	(2.30)	(2.30)	22.15	(9.16)		301		1.55		1.55		(.50)

—	(.58)	(.58)	35.20	18.91	[7]	86		.93	[8]	.93	[8]	.08 [8]
(.11)	(1.47)	(1.58)	30.14	6.72		79		.95		.95		.42
(.10)	(2.86)	(2.96)	29.65	3.06		80		.97		.97		.35
(.06)	(1.56)	(1.62)	31.89	20.73		83		.97		.97		.28
(.04)	(.92)	(.96)	27.87	22.01		73		.99		.99		.28
—	(2.30)	(2.30)	23.70	(8.64)		62		1.00		1.00		.04

—	(.58)	(.58)	36.89	19.18	[7,9]	—	[10]	.48	[8,9]	.48	[8,9]	.52 [8,9]
(.23)	(1.47)	(1.70)	31.49	7.22	[9]	—	[10]	.48	[9]	.48	[9]	.88 [9]
(.22)	(2.86)	(3.08)	30.88	3.57	[9]	—	[10]	.50	[9]	.50	[9]	.81 [9]
(.18)	(1.56)	(1.74)	33.06	21.36	[7,9]	—	[10]	.52	[8,9]	.52	[8,9]	.74 [8,9]

—	(.58)	(.58)	36.74	19.16	[7]	173		.49	[8]	.49	[8]	.52 [8]
(.23)	(1.47)	(1.70)	31.37	7.24		151		.49		.49		.87
(.23)	(2.86)	(3.09)	30.76	3.53		144		.51		.51		.80
(.17)	(1.56)	(1.73)	32.96	21.25		116		.52		.52		.73
(.16)	(.92)	(1.08)	28.74	22.54		94		.55		.55		.72
—	(2.30)	(2.30)	24.40	(8.23)		76		.56		.56		.49

—	(.58)	(.58)	32.58	18.59	[7]	73		1.44	[8]	1.44	[8]	(.43)[8]
—	(1.47)	(1.47)	28.01	6.21		68		1.45		1.45		(.08)
—	(2.86)	(2.86)	27.69	2.52		90		1.46		1.46		(.14)
—	(1.56)	(1.56)	30.03	20.11		108		1.46		1.46		(.21)
—	(.92)	(.92)	26.41	21.49		103		1.47		1.47		(.20)
—	(2.30)	(2.30)	22.56	(9.08)		102		1.47		1.47		(.42)

See end of table for footnotes.

AMCAP Fund	27

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
8/31/2020[5,6]	$28.01	$(.06)	$5.21	$5.15
2/29/2020	27.69	(.02)	1.81	1.79
2/28/2019	30.02	(.04)	.57	.53
2/28/2018	26.40	(.06)	5.24	5.18
2/28/2017	22.56	(.05)	4.81	4.76
2/29/2016	27.14	(.10)	(2.18)	(2.28)
Class R-2E:
8/31/2020[5,6]	31.04	(.02)	5.78	5.76
2/29/2020	30.50	.07	1.99	2.06
2/28/2019	32.73	.05	.65	.70
2/28/2018	28.61	.03	5.69	5.72
2/28/2017	24.38	.03	5.21	5.24
2/29/2016	29.04	.06	(2.42)	(2.36)
Class R-3:
8/31/2020[5,6]	30.35	— [13]	5.67	5.67
2/29/2020	29.83	.12	1.95	2.07
2/28/2019	32.06	.10	.61	.71
2/28/2018	28.01	.07	5.59	5.66
2/28/2017	23.81	.07	5.08	5.15
2/29/2016	28.40	.01	(2.30)	(2.29)
Class R-4:
8/31/2020[5,6]	31.17	.05	5.83	5.88
2/29/2020	30.58	.22	2.00	2.22
2/28/2019	32.77	.20	.62	.82
2/28/2018	28.58	.16	5.71	5.87
2/28/2017	24.28	.15	5.18	5.33
2/29/2016	28.83	.09	(2.34)	(2.25)
Class R-5E:
8/31/2020[5,6]	31.52	.08	5.90	5.98
2/29/2020	30.91	.27	2.05	2.32
2/28/2019	33.11	.27	.63	.90
2/28/2018	28.85	.25	5.74	5.99
2/28/2017	24.48	.20	5.24	5.44
2/29/2016[5,14]	27.89	.04	(2.11)	(2.07)
Class R-5:
8/31/2020[5,6]	31.98	.10	5.99	6.09
2/29/2020	31.32	.32	2.06	2.38
2/28/2019	33.49	.30	.64	.94
2/28/2018	29.16	.26	5.83	6.09
2/28/2017	24.74	.23	5.30	5.53
2/29/2016	29.25	.18	(2.39)	(2.21)

28	AMCAP Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]

$—	$(.58)	$(.58)	$32.58	18.59%[7]	$690		1.43%[8]		1.43%[8]		(.43)%[8]
—	(1.47)	(1.47)	28.01	6.21	605		1.44		1.44		(.08)
—	(2.86)	(2.86)	27.69	2.56	624		1.45		1.45		(.14)
—	(1.56)	(1.56)	30.02	20.12	636		1.46		1.46		(.21)
—	(.92)	(.92)	26.40	21.45	590		1.46		1.46		(.19)
—	(2.30)	(2.30)	22.56	(9.02)	517		1.44		1.44		(.39)

—	(.58)	(.58)	36.22	18.74 [7]	73		1.14	[8]	1.14	[8]	(.13)[8]
(.05)	(1.47)	(1.52)	31.04	6.53	67		1.15		1.15		.22
(.07)	(2.86)	(2.93)	30.50	2.89	61		1.16		1.16		.16
(.04)	(1.56)	(1.60)	32.73	20.47	46		1.16		1.16		.08
(.09)	(.92)	(1.01)	28.61	21.86	22		1.16		1.16		.11
—	(2.30)	(2.30)	24.38	(8.69)	3		1.04		1.04		.24

—	(.58)	(.58)	35.44	18.88 [7]	1,101		.99	[8]	.99	[8]	.02 [8]
(.08)	(1.47)	(1.55)	30.35	6.69	990		1.00		1.00		.37
(.08)	(2.86)	(2.94)	29.83	2.99	1,157		1.01		1.01		.30
(.05)	(1.56)	(1.61)	32.06	20.67	1,321		1.01		1.01		.24
(.03)	(.92)	(.95)	28.01	21.99	1,232		1.02		1.02		.25
—	(2.30)	(2.30)	23.81	(8.64)	1,093		1.02		1.02		.03

—	(.58)	(.58)	36.47	19.05 [7]	951		.69	[8]	.69	[8]	.32 [8]
(.16)	(1.47)	(1.63)	31.17	7.00	906		.69		.69		.67
(.15)	(2.86)	(3.01)	30.58	3.33	1,130		.71		.71		.61
(.12)	(1.56)	(1.68)	32.77	21.03	1,409		.71		.71		.54
(.11)	(.92)	(1.03)	28.58	22.33	1,238		.72		.72		.55
—	(2.30)	(2.30)	24.28	(8.36)	1,049		.71		.71		.33

—	(.58)	(.58)	36.92	19.16 [7]	107		.48	[8]	.48	[8]	.51 [8]
(.24)	(1.47)	(1.71)	31.52	7.25	77		.48		.48		.84
(.24)	(2.86)	(3.10)	30.91	3.56	31		.50		.50		.83
(.17)	(1.56)	(1.73)	33.11	21.31	7		.47		.47		.78
(.15)	(.92)	(1.07)	28.85	22.54	—	[10]	.60		.51		.76
—	(1.34)	(1.34)	24.48	(7.62)[7]	—	[10]	.15	[7]	.15	[7]	.17 [7]

—	(.58)	(.58)	37.49	19.23 [7]	591		.39	[8]	.39	[8]	.62 [8]
(.25)	(1.47)	(1.72)	31.98	7.33	572		.39		.39		.98
(.25)	(2.86)	(3.11)	31.32	3.64	1,032		.41		.41		.91
(.20)	(1.56)	(1.76)	33.49	21.38	1,353		.41		.41		.84
(.19)	(.92)	(1.11)	29.16	22.74	1,339		.41		.41		.86
—	(2.30)	(2.30)	24.74	(8.10)	1,214		.42		.42		.63

See end of table for footnotes.

AMCAP Fund	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
8/31/2020[5,6]	$31.89	$.11	$5.98	$6.09
2/29/2020	31.24	.34	2.05	2.39
2/28/2019	33.41	.32	.63	.95
2/28/2018	29.09	.28	5.81	6.09
2/28/2017	24.69	.25	5.28	5.53
2/29/2016	29.18	.19	(2.38)	(2.19)

	Six months
	ended
	August 31,	Year ended February 28 or 29,
	2020[5,6,7]	2020	2019	2018	2017	2016
Portfolio turnover rate for all share classes[15]	16%	27%	32%	27%	25%	31%

See notes to financial statements.

30	AMCAP Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

$—	$(.58)	$(.58)	$37.40	19.28%[7]	$17,283	.34%[8]	.34%[8]	.67%[8]
(.27)	(1.47)	(1.74)	31.89	7.38	14,415	.34	.34	1.02
(.26)	(2.86)	(3.12)	31.24	3.70	14,053	.36	.36	.96
(.21)	(1.56)	(1.77)	33.41	21.45	13,199	.36	.36	.89
(.21)	(.92)	(1.13)	29.09	22.76	9,633	.36	.36	.90
—	(2.30)	(2.30)	24.69	(8.05)	7,033	.37	.37	.68

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Amount less than $.01.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

AMCAP Fund	31

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (March 1, 2020, through August 31, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

32	AMCAP Fund

	Beginning account value 3/1/2020	Ending account value 8/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,190.60	$3.75	.68%
Class A – assumed 5% return	1,000.00	1,021.78	3.47	.68
Class C – actual return	1,000.00	1,186.31	7.83	1.42
Class C – assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class T – actual return	1,000.00	1,192.05	2.38	.43
Class T – assumed 5% return	1,000.00	1,023.04	2.19	.43
Class F-1 – actual return	1,000.00	1,190.49	3.98	.72
Class F-1 – assumed 5% return	1,000.00	1,021.58	3.67	.72
Class F-2 – actual return	1,000.00	1,192.06	2.49	.45
Class F-2 – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class F-3 – actual return	1,000.00	1,192.51	1.88	.34
Class F-3 – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class 529-A – actual return	1,000.00	1,190.14	3.97	.72
Class 529-A – assumed 5% return	1,000.00	1,021.58	3.67	.72
Class 529-C – actual return	1,000.00	1,185.58	8.10	1.47
Class 529-C – assumed 5% return	1,000.00	1,017.80	7.48	1.47
Class 529-E – actual return	1,000.00	1,189.09	5.13	.93
Class 529-E – assumed 5% return	1,000.00	1,020.52	4.74	.93
Class 529-T – actual return	1,000.00	1,191.81	2.65	.48
Class 529-T – assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 529-F-1 – actual return	1,000.00	1,191.59	2.71	.49
Class 529-F-1 – assumed 5% return	1,000.00	1,022.74	2.50	.49
Class R-1 – actual return	1,000.00	1,185.94	7.93	1.44
Class R-1 – assumed 5% return	1,000.00	1,017.95	7.32	1.44
Class R-2 – actual return	1,000.00	1,185.94	7.88	1.43
Class R-2 – assumed 5% return	1,000.00	1,018.00	7.27	1.43
Class R-2E – actual return	1,000.00	1,187.44	6.29	1.14
Class R-2E – assumed 5% return	1,000.00	1,019.46	5.80	1.14
Class R-3 – actual return	1,000.00	1,188.76	5.46	.99
Class R-3 – assumed 5% return	1,000.00	1,020.21	5.04	.99
Class R-4 – actual return	1,000.00	1,190.53	3.81	.69
Class R-4 – assumed 5% return	1,000.00	1,021.73	3.52	.69
Class R-5E – actual return	1,000.00	1,191.63	2.65	.48
Class R-5E – assumed 5% return	1,000.00	1,022.79	2.45	.48
Class R-5 – actual return	1,000.00	1,192.29	2.16	.39
Class R-5 – assumed 5% return	1,000.00	1,023.24	1.99	.39
Class R-6 – actual return	1,000.00	1,192.84	1.88	.34
Class R-6 – assumed 5% return	1,000.00	1,023.49	1.73	.34

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

AMCAP Fund	33

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2021. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

34	AMCAP Fund

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

AMCAP Fund	35

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

36	AMCAP Fund

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AMCAP Fund	37

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AMCAP Fund	39

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40	AMCAP Fund

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AMCAP Fund	41

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AMCAP Fund	43

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	AMCAP Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the Capital Group website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

A complete August 31, 2020, portfolio of AMCAP Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

AMCAP Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of AMCAP Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member of FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

AMCAP Fund®

Investment portfolio

August 31, 2020

unaudited

Common stocks 93.85% Health care 21.95%	Shares	Value (000)
Abbott Laboratories	22,196,549	$2,429,856
UnitedHealth Group Inc.	6,213,767	1,942,113
Thermo Fisher Scientific Inc.	3,468,491	1,487,913
Amgen Inc.	4,822,064	1,221,525
Gilead Sciences, Inc.	15,418,196	1,029,165
BioMarin Pharmaceutical Inc.1,2	10,389,733	810,711
PerkinElmer, Inc.1	6,661,453	784,186
Humana Inc.	1,560,877	648,029
Zimmer Biomet Holdings, Inc.	3,966,776	558,839
Centene Corp.2	8,239,708	505,259
Edwards Lifesciences Corp.2	5,863,251	503,301
Stryker Corp.	2,237,391	443,361
Zoetis Inc., Class A	2,690,866	430,808
Insulet Corp.2	1,927,372	420,649
Eli Lilly and Company	2,750,015	408,075
Illumina, Inc.2	852,373	304,485
IQVIA Holdings Inc.2	1,821,169	298,216
Integra LifeSciences Holdings Corp.1,2	5,552,349	265,347
West Pharmaceutical Services, Inc.	903,674	256,607
Vertex Pharmaceuticals Inc.2	860,531	240,191
AbbVie Inc.	1,799,309	172,320
Baxter International Inc.	1,965,490	171,135
Danaher Corp.	746,014	154,030
Penumbra, Inc.2	524,444	109,687
PRA Health Sciences, Inc.2	982,622	105,052
AstraZeneca PLC	912,206	101,697
Cigna Corp.	541,841	96,106
Anthem, Inc.	308,925	86,969
Sarepta Therapeutics, Inc.2	540,000	79,067
Haemonetics Corp.2	840,444	75,354
AmerisourceBergen Corp.	694,687	67,406
LivaNova PLC2	1,399,089	65,617
Boston Scientific Corp.2	1,498,622	61,474
Johnson & Johnson	374,629	57,472
Merck & Co., Inc.	600,608	51,214
Mettler-Toledo International Inc.2	39,302	38,154
		16,481,390
Information technology 21.82%
Microsoft Corp.	13,952,681	3,146,748
Broadcom Inc.	4,918,697	1,707,526
Mastercard Inc., Class A	3,522,761	1,261,818
ASML Holding NV	2,951,801	1,107,132
Autodesk, Inc.2	4,057,194	996,853
PayPal Holdings, Inc.2	4,809,227	981,756
FleetCor Technologies, Inc.2	2,919,098	734,007
ServiceNow, Inc.2	1,221,959	589,009

AMCAP Fund — Page 1 of 6

unaudited

Common stocks (continued) Information technology (continued)	Shares	Value (000)
Accenture PLC, Class A	2,240,000	$537,443
Ceridian HCM Holding Inc.2	6,417,919	510,353
Adobe Inc.2	827,530	424,846
Visa Inc., Class A	1,718,181	364,237
DocuSign, Inc.2	1,485,053	331,167
Micron Technology, Inc.2	6,687,058	304,328
EPAM Systems, Inc.2	770,733	252,107
Atlassian Corp. PLC, Class A2	1,192,119	228,601
Amphenol Corp., Class A	2,060,289	226,220
Apple Inc.	1,724,304	222,504
Applied Materials, Inc.	3,507,887	216,086
SS&C Technologies Holdings, Inc.	3,283,641	209,234
Intel Corp.	3,799,867	193,603
Coupa Software Inc.2	537,855	176,277
Trimble Inc.2	3,112,085	163,104
Kingdee International Software Group Co. Ltd.	59,700,000	152,212
SVMK Inc.2	5,786,530	144,027
NetApp, Inc.	3,000,151	142,177
Taiwan Semiconductor Manufacturing Company, Ltd.	9,718,000	141,258
Qorvo, Inc.2	1,024,606	131,426
Fair Isaac Corp.2	287,826	121,114
Alteryx, Inc., Class A2	877,623	106,043
Zoom Video Communications, Inc., Class A2	252,323	82,030
MongoDB, Inc., Class A2	289,448	67,673
Texas Instruments Inc.	449,652	63,918
salesforce.com, inc.2	205,621	56,062
Avalara, Inc.2	397,162	52,588
Global Payments Inc.	217,359	38,390
Intuit Inc.	109,929	37,968
RealPage, Inc.2	563,948	35,314
Vertex, Inc., Class A2	1,247,621	31,952
Paylocity Holding Corp.2	170,000	25,032
Paycom Software, Inc.2	77,500	23,208
GoDaddy Inc., Class A2	255,502	21,380
VeriSign, Inc.2	83,868	18,015
Okta, Inc., Class A2	57,141	12,306
		16,389,052
Communication services 16.19%
Netflix, Inc.2	6,230,417	3,299,380
Facebook, Inc., Class A2	9,620,645	2,820,773
Alphabet Inc., Class C2	731,313	1,195,097
Alphabet Inc., Class A2	718,476	1,170,778
Activision Blizzard, Inc.	10,904,721	910,762
Comcast Corp., Class A	16,214,846	726,587
Tencent Holdings Ltd.	9,782,318	669,598
Charter Communications, Inc., Class A2	1,035,225	637,295
Electronic Arts Inc.2	1,515,315	211,341
Cable One, Inc.	87,744	161,478
Match Group, Inc.2	1,402,421	156,623
New York Times Co., Class A	1,998,698	86,604
IAC/Interactivecorp.2	649,750	86,410
ZoomInfo Technologies Inc., Class A2	684,705	26,580
		12,159,306

AMCAP Fund — Page 2 of 6

unaudited

Common stocks (continued) Consumer discretionary 9.80%	Shares	Value (000)
Amazon.com, Inc.2	653,682	$2,255,830
Alibaba Group Holding Ltd.2	19,261,248	702,831
NIKE, Inc., Class B	5,805,102	649,533
Hilton Worldwide Holdings Inc.	6,043,982	546,134
Williams-Sonoma, Inc.	3,543,816	311,005
Marriott International, Inc., Class A	2,757,707	283,796
Booking Holdings Inc.2	145,951	278,832
Galaxy Entertainment Group Ltd.	29,671,000	233,725
TJX Companies, Inc.	3,933,008	215,490
Thor Industries, Inc.	2,250,890	212,552
NVR, Inc.2	45,773	190,797
TopBuild Corp.2	1,220,300	187,682
Helen of Troy Ltd.2	893,050	184,701
Burlington Stores, Inc.2	933,540	183,842
Darden Restaurants, Inc.	1,854,964	160,770
Home Depot, Inc.	519,661	148,124
CarMax, Inc.2	1,349,255	144,276
Wyndham Hotels & Resorts, Inc.	2,057,701	107,741
Wynn Resorts, Ltd.	1,068,544	93,444
LVMH Moët Hennessy-Louis Vuitton SE	144,422	67,698
Chipotle Mexican Grill, Inc.2	49,768	65,210
EssilorLuxottica2	417,615	55,866
Ross Stores, Inc.	235,447	21,445
Royal Caribbean Cruises Ltd.	302,284	20,809
Industria de Diseño Textil, SA	727,127	20,435
Las Vegas Sands Corp.	337,280	17,103
		7,359,671
Industrials 8.95%
Old Dominion Freight Line, Inc.	5,305,177	1,072,601
CSX Corp.	11,685,999	893,512
TransDigm Group Inc.	1,287,969	643,559
Northrop Grumman Corp.	1,485,732	509,027
Woodward, Inc.1	4,042,504	346,402
Stanley Black & Decker, Inc.	2,142,816	345,636
Caterpillar Inc.	2,157,036	306,968
Equifax Inc.	1,640,515	276,049
General Dynamics Corp.	1,846,466	275,770
Fortive Corp.	3,553,402	256,236
Waste Management, Inc.	1,748,860	199,370
L3Harris Technologies, Inc.	1,020,806	184,501
Raytheon Technologies Corp.	2,731,950	166,649
Copart, Inc.2	1,192,141	123,172
Air Lease Corp., Class A	3,935,436	122,313
NIBE Industrier AB, Class B2	4,328,367	121,597
Union Pacific Corp.	529,346	101,867
Airbus SE, non-registered shares2	1,215,864	99,884
Armstrong World Industries, Inc.	1,214,037	89,523
Cummins Inc.	399,846	82,868
United Rentals, Inc.2	464,821	82,297
Waste Connections, Inc.	792,084	79,232
Masco Corp.	1,299,501	75,761
Safran SA2	608,456	70,446
AMETEK, Inc.	659,447	66,406
Otis Worldwide Corp.	853,172	53,665

AMCAP Fund — Page 3 of 6

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Westinghouse Air Brake Technologies Corp.	467,196	$31,092
Carrier Global Corp.	858,670	25,631
Textron Inc.	499,194	19,683
		6,721,717
Consumer staples 4.43%
Constellation Brands, Inc., Class A	4,007,145	739,238
Costco Wholesale Corp.	1,896,525	659,346
Lamb Weston Holdings, Inc.	6,643,700	417,557
Philip Morris International Inc.	4,982,635	397,564
Estée Lauder Companies Inc., Class A	1,707,438	378,573
Herbalife Nutrition Ltd.2	7,083,737	348,166
Keurig Dr Pepper Inc.	2,998,848	89,456
Chocoladefabriken Lindt & Sprüngli AG	1,000	88,279
Reckitt Benckiser Group PLC	831,658	83,490
L’Oréal SA, non-registered shares	149,848	49,516
Church & Dwight Co., Inc.	424,723	40,701
Altria Group, Inc.	866,035	37,880
		3,329,766
Financials 4.39%
S&P Global Inc.	1,691,623	619,845
Aon PLC, Class A	2,454,269	490,829
JPMorgan Chase & Co.	4,226,832	423,486
First Republic Bank	3,439,787	388,386
CME Group Inc., Class A	994,342	174,875
Arch Capital Group Ltd.2	5,267,637	166,141
SVB Financial Group2	646,431	165,086
Berkshire Hathaway Inc., Class B2	679,157	148,083
London Stock Exchange Group PLC	1,157,735	136,189
HDFC Bank Ltd.2	8,405,503	127,423
AIA Group Ltd.	12,147,000	125,072
Kotak Mahindra Bank Ltd.2	5,500,000	104,710
MSCI Inc.	201,181	75,095
The Blackstone Group Inc., Class A	650,476	34,443
Intercontinental Exchange, Inc.	308,100	32,730
Bank of America Corp.	1,133,465	29,175
Marsh & McLennan Companies, Inc.	224,014	25,741
Everest Re Group, Ltd.	116,829	25,712
		3,293,021
Energy 3.05%
EOG Resources, Inc.	26,175,251	1,186,786
Concho Resources Inc.	8,725,322	453,542
Diamondback Energy, Inc.	6,331,349	246,669
Canadian Natural Resources, Ltd. (CAD denominated)	11,623,331	229,196
Pioneer Natural Resources Company	889,257	92,421
Schlumberger Ltd.	2,944,082	55,967
Noble Energy, Inc.	2,491,200	24,788
		2,289,369
Real estate 1.69%
Equinix, Inc. REIT	582,763	460,254
SBA Communications Corp. REIT	1,168,001	357,490
American Tower Corp. REIT	1,378,595	343,477

AMCAP Fund — Page 4 of 6

unaudited

Common stocks (continued) Real estate (continued)	Shares	Value (000)
Alexandria Real Estate Equities, Inc. REIT	427,936	$72,056
Crown Castle International Corp. REIT	197,671	32,270
		1,265,547
Materials 0.94%
Linde PLC	1,020,629	254,892
Valvoline Inc.	7,197,057	146,820
Celanese Corp.	1,168,641	118,208
Air Products and Chemicals, Inc.	275,820	80,611
Sherwin-Williams Company	110,641	74,246
PPG Industries, Inc.	279,282	33,625
		708,402
Utilities 0.64%
NextEra Energy, Inc.	1,072,965	299,540
DTE Energy Company	1,508,741	179,042
		478,582
Total common stocks (cost: $40,033,532,000)		70,475,823
Short-term securities 6.24% Money market investments 6.24%
Capital Group Central Cash Fund 0.14%1,3	46,889,956	4,689,464
Total short-term securities (cost: $4,688,659,000)		4,689,464
Total investment securities 100.09% (cost: $44,722,191,000)		75,165,287
Other assets less liabilities (0.09)%		(70,375)
Net assets 100.00%		$75,094,912

1	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
2	Security did not produce income during the last 12 months.
3	Rate represents the seven-day yield at 8/31/2020.

Key to abbreviation
CAD = Canadian dollars

AMCAP Fund — Page 5 of 6

unaudited

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFP2-002-1020O-S78129	AMCAP Fund — Page 6 of 6

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By __/s/ Herbert Y. Poon____________________
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: October 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Herbert Y. Poon_________________
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: October 30, 2020

By ___/s/ Brian D. Bullard __________
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: October 30, 2020